Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	December 31, 2022 $	December 31, 2021 $
Deferred tax assets:
Vessels and equipment	21,837	15,653
Tax losses carried forward and disallowed finance costs (1)	98,558	96,008
Other	5,094	4,084
Total deferred tax assets	125,489	115,745
Deferred tax liabilities:
Vessels and equipment	369	—
Other	407	6,054
Total deferred tax liabilities	776	6,054
Net deferred tax assets	124,713	109,691
Valuation allowance	(123,461)	(106,949)
Net deferred tax assets	1,252	2,742
(1)Substantially all of the Company's estimated net operating loss carryforwards of $400.9 million relate to its U.K. and Norwegian subsidiaries in 2022 and to its U.K., Norwegian, and Australian subsidiaries in 2021. The Company had estimated disallowed finance costs in Norway of approximately $13.5 million at December 31, 2022, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.

Components of Provision for Income Taxes
The components of the provision for income tax (expense) recovery are as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Current	(532)	4,082	(6,756)
Deferred	(885)	881	1,197
Income tax (expense) recovery	(1,417)	4,963	(5,559)

Reconciliations of Income Tax Rates and Actual Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Net income (loss) before taxes	211,053	(282,426)	(18,745)
Net income (loss) not subject to taxes	204,462	(336,040)	(9,912)
Net income (loss) subject to taxes	6,591	53,614	(8,833)
At applicable statutory tax rates	2,234	12,476	(1,411)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(702)	(13,870)	4,947
Other	(115)	(3,569)	2,023
Tax expense (recovery) related to the year	1,417	(4,963)	5,559

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Balance as at January 1	46,956	51,562	53,665
Increases for positions related to the current year	5,820	3,749	14,264
Increases for positions related to prior years	2,983	4,801	10,704
Decreases for positions related to prior years	(964)	—	(15,941)
Settlements with tax authority	—	—	(8,714)
Decreases related to statute of limitations	(8,972)	(12,753)	(2,910)
Foreign exchange (gain) loss	(3,346)	(403)	494
Balance as at December 31	42,477	46,956	51,562